Annual Total Returns - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2024
Fidelity Advisor Canada Fund - Class A
Bar Chart Table:
Annual Return 2014	3.40%
Annual Return 2015	(20.37%)
Annual Return 2016	19.74%
Annual Return 2017	14.07%
Annual Return 2018	(14.56%)
Annual Return 2019	25.38%
Annual Return 2020	4.07%
Annual Return 2021	26.49%
Annual Return 2022	(6.42%)
Annual Return 2023	14.32%
Fidelity Advisor Canada Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018